Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class I | Mid Cap Growth Portfolio Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I
Average Annual Return, Percent		5.45%	4.47%	10.96%
Class I | Mid Cap Intrinsic Value Portfolio Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I
Average Annual Return, Percent		11.56%	10.06%	7.75%
Class I | Quality Equity Portfolio Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I
Average Annual Return, Percent		13.74%	12.83%	12.94%
Class I | Short Duration Bond Portfolio Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I
Average Annual Return, Percent		5.71%	2.56%	2.30%
Class I | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.15%	13.15%	14.29%
Class I | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.66%	6.65%	12.49%
Class I | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		10.60%	8.67%	11.01%
Class I | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.05%	9.83%	9.78%
Class I | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%	14.82%
Class I | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class I | Bloomberg 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.35%	1.97%	2.09%
Class S | Mid Cap Growth Portfolio Class S
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class S
Average Annual Return, Percent		5.23%	4.27%	10.71%
Class S | Mid Cap Intrinsic Value Portfolio Class S
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class S
Average Annual Return, Percent		11.34%	9.83%	7.51%
Class S | Quality Equity Portfolio Class S
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class S
Average Annual Return, Percent		13.43%	12.54%	12.66%
Class S | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.15%	13.15%	14.29%
Class S | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.66%	6.65%	12.49%
Class S | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		10.60%	8.67%	11.01%
Class S | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.05%	9.83%	9.78%
Class S | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%	14.82%